Income Taxes - Components of Deferred Income Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Feb. 28, 2017	Feb. 29, 2016
Assets
Deferred Tax Assets, Property, Plant and Equipment	$ 180	$ 42
Non-deductible reserves	103	122
Minimum Taxes	264	264
Deferred Tax Assets, Convertible Debentures	12	7
Deferred Tax Assets, Research and Development	259	244
Tax loss carryforwards	503	450
Other tax carryforwards	81	60
Deferred Tax Assets, Gross	1,402	1,189
Deferred Tax Assets, Valuation Allowance	1,361	993
Deferred income tax assets	41	196
Liabilities
Property, plant and equipment	(50)	(173)
Deferred Tax Liabilities Withholding Tax on Unremitted Earnings	0	0
Deferred Tax Liabilities, Gross	(50)	(173)
Deferred income tax asset	0	33
Deferred income tax liability-long-term	$ (9)	(10)
Net deferred income tax liability		$ 23